TDAM U.S. Small-Mid Cap Equity Fund ((First Prospectus Summary) | TDAM U.S. Small-Mid Cap Equity Fund

TDAM U.S. Small-Mid Cap Equity Fund

Investment Objective

The TDAM U.S. Small-Mid Cap Equity Fund (the “U.S. Small-Mid Cap Equity Fund” or the “Fund”) seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class	Advisor Class
Management Fee		0.80%	0.80%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	2.15%	2.15%
Total Annual Fund Operating Expenses		2.95%	3.20%
Fee Waivers and/or Expense Reimbursements	[2]	(1.95%)	(1.95%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	1.00%	1.25%
[1]	"Other Expenses" are based on estimated expenses payable by the Fund for the current fiscal year.
[2]	TDAM USA Inc., the Fund's investment manager ("TDAM"), has contractually agreed to limit the Fund's Total Annual Fund Operating Expenses to 1.00% for the Institutional Class and 1.25% for the Advisor Class of the Fund at least through the Fund's first year of operations (the Fund has not yet commenced operations). This limit excludes certain expenses, including any interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses. TDAM is entitled to recoup from the Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. This contract may not be terminated before the end of the Fund's first year of operations unless approved by the Fund's Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Institutional Class	102	728
Advisor Class	127	803

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small- and mid-capitalization U.S. companies. For purposes of this 80% policy, U.S. companies are defined as companies organized in the U.S. or those whose securities trade primarily in U.S. securities markets. The Fund considers small-and mid-capitalization companies to be those with a market capitalization of less than $7.5 billion at the time of purchase. Some companies may fall outside the definition of a small- or mid-capitalization company after the Fund has purchased their securities. These companies continue to be considered small- or mid-capitalization, as applicable, for purposes of the Fund’s 80% policy. In addition, the Fund may invest in companies of any size once the 80% policy is met. Equity securities include common stock, depositary receipts, and units of exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”).
The Fund invests primarily in equity securities of U.S. companies, but may invest up to 15% of its net assets in equity securities of foreign companies, either directly or through depositary receipts. Foreign companies are generally defined as companies organized outside of the U.S. or those whose securities trade primarily in non-U.S. securities markets. The Fund may also invest up to 20% of its net assets, in the aggregate, in high quality money market securities and repurchase agreements.

In selecting investments for the Fund, Epoch Investment Partners, Inc., the Fund’s subadviser (the “Subadviser” or “Epoch”), seeks to identify companies with the ability to generate free cash flow, effectively allocate capital and generate returns for shareholders. Among the specific factors considered by the Subadviser in analyzing a company are:

•	ability to generate free cash flow;
•	use of capital;
•	strength of the company’s management team; and
•	success in generating returns for shareholders.

The Subadviser may sell a security for a variety of reasons, including because:

•	the security has reached its target price;
•	its view of the company has changed;
•	it sees the investment thesis failing to materialize; or
•	it has identified another investment opportunity with a better risk-reward profile.

Principal Risks

As with any mutual fund, you could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund may be subject to the following principal risks:

Stock Market Risk —  The market value of the Fund’s investments will fluctuate as the stock markets fluctuate. Stock prices may decline in response to adverse economic, industry, political or regulatory developments.

Equity Securities Risk — The values of equity securities, such as common stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Income Risk — Depending on market conditions, income-producing common stocks that meet the Fund’s investment criteria may not be widely available and/or may be concentrated in one or a few regions or market sectors. This may impact the Fund’s ability to produce current income while remaining diversified.

Small and Medium Capitalization Companies Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

ETF Risk — An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF.

REIT Risk — Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, changes in regional and national economic conditions, increases in property taxes and changes in interest rates. An individual REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency. A REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or could fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended. The failure of a company to qualify as a REIT under federal tax law may have adverse consequence.

MLP Risk — The interests or “units” of an MLP are listed and traded on securities exchanges or in the over-the-counter market and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. MLPs carry many of the risks inherent in investing in a partnership. Unit holders of an MLP may not be afforded corporate protections to the same extent as shareholders of a corporation. In addition, unlike owners of common stock of a corporation, holders of common units of an MLP may have more limited control and limited rights to vote on matters affecting the MLP and have no ability to elect directors annually. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLP Tax Risk — Due to their federal income tax treatment as partnerships, MLPs typically do not pay income taxes, but MLP unit holders are generally subject to tax on their share of the MLP’s income and gains. A change in current tax law or in the industry in which an MLP operates could result in the MLP being treated as a corporation for U.S. federal income tax purposes and being required to pay U.S. federal income tax on its taxable income. The classification of an MLP in which the Fund holds units as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and any such distributions to the Fund would generally be taxed as dividend income, which would materially reduce the Fund’s cash flow from such MLP unit investment.

Energy Related Risk — Although the Fund may generally invest in MLPs operating in any sector of the economy, a substantial portion of the MLPs in which the Fund invests will be engaged in businesses in the energy sector and energy-related industries (“Energy MLPs”). The performance of the Fund’s investments in Energy MLPs largely depends on the overall condition of the energy sector and is susceptible to economic, political and regulatory risks or other occurrences affecting the energy sector. For example, an Energy MLP may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Stock prices of Energy MLPs are also affected by supply and demand both for their specific product or service and for energy products in general.

Foreign Securities Risk — Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters. Investments in depositary receipts presents many of the risks of foreign investing.

Foreign Currency Risk — Foreign currency risk is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments denominated in foreign currencies or reduce the returns of the Fund.

Repurchase Agreements Risk — Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. The Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Fund could experience a loss.

Strategy Risk — If the Subadviser’s strategies do not work as intended, the Fund may not achieve its investment objective.

Performance

Performance information for the Fund is not presented as the Fund has not commenced operations as of the date of this prospectus. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.